Short-term Borrowings and Long-term Debt Short-term Borrowings and Long-term Debt (Debt Issuances) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 31, 2014
Debt Instrument [Line Items]
Principal Amount	$ 6,750
0.600% Debt due April 11, 2016
Debt Instrument [Line Items]
Issue Date	Apr. 11, 2013
Maturity Date	Apr. 11, 2016
Interest Rate	0.60%
Principal Amount	1,000
1.125% Debt due April 11, 2018
Debt Instrument [Line Items]
Issue Date	Apr. 11, 2013
Maturity Date	Apr. 11, 2018
Interest Rate	1.125%
Principal Amount	1,250
2.550% Debt due April 11, 2023
Debt Instrument [Line Items]
Issue Date	Apr. 11, 2013
Maturity Date	Apr. 11, 2023
Interest Rate	2.55%
Principal Amount	1,750
4.000% Debt due April 11, 2043
Debt Instrument [Line Items]
Issue Date	Apr. 11, 2013
Maturity Date	Apr. 11, 2043
Interest Rate	4.00%
Principal Amount	1,000
1.950% Debt due December 15, 2018
Debt Instrument [Line Items]
Issue Date	Oct. 02, 2013
Maturity Date	Dec. 15, 2018
Interest Rate	1.95%
Principal Amount	1,000
4.750% Debt due October 2, 2043
Debt Instrument [Line Items]
Issue Date	Oct. 02, 2013
Maturity Date	Oct. 02, 2043
Interest Rate	4.75%
Principal Amount	$ 750